Post Balance Sheet Event	6 Months Ended
Jun. 30, 2022
Post Balance Sheet Event [Abstract]
Post Balance Sheet Event

POST BALANCE SHEET EVENT

The Group continues to monitor sanctions developments to ensure that it is compliant with international and local laws, and that it has the necessary business controls in place to operate effectively. In July 2022, the UK announced further sanctions affecting the provision of, amongst other things, accountancy, management consultancy and PR services to Russia. The Group has taken steps to remain compliant with these new measures and continues to assess their implications.